Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 8,607	$ 7,690	$ 6,908
Balance – end of year	9,743	8,607	7,690
Total provision for decommissioning, restoration and rehabilitation costs	9,743	8,607	7,690
Less: current portion	956	787	634
Non-current asset retirement obligation	8,787	7,820	7,056
Udniscounted and uninflated asset retirement obligations	17,600	16,100	15,500
Provision for decommissioning, restoration and rehabilitation costs
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	34	28	25
Liabilities acquired, net	489	171	0
Liabilities settled	(771)	(646)	(509)
Asset retirement obligation accretion	380	389	366
Revision of cost, inflation and timing estimates	1,233	417	621
Change in discount rates	(129)	419	314
Foreign exchange adjustments	$ (100)	$ 139	$ (35)